Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Income Taxes [Line Items]
Effective income tax rates									(143.00%)	17.00%	13.00%	97.00%	109.00%
Variation of effective tax rate from federal statutory tax rate									35.00%	35.00%	35.00%	35.00%	35.00%
Deferred tax assets, related to federal and state net operating losses	$ 129,973				$ 217,960						$ 129,973	$ 217,960
Valuation allowance	151,792				232,163				$ 51,000		151,792	232,163
Unrecognized tax benefits that would impact tax rate if recognized	40,000				41,000						40,000	41,000	$ 53,000
Unrecognized tax benefits	45,084				46,584						45,084	46,584	59,291	$ 59,627
Accrued interest and penalties related to unrecognized tax benefits	4,000				2,000						4,000	2,000	2,000
Increase (decrease) in valuation allowance									(101,000)
Increase (decrease) in valuation allowance									(101,000)	$ (43,000)	(47,531)	54,571	32,445
Income tax benefit related to settlement	(12,126)	$ (2,063)	$ 74,517	$ (35,693)	(5,183)	$ 22,628	$ 9,360	$ 9,163	(78,117)	36,761	24,635	35,968	29,822
Discrete Tax Audit Expiring of Statutes of Limitation [Member]
Income Taxes [Line Items]
Income tax benefit related to settlement										(2,000)
Deferred Income Tax Valuation Allowances [Member]
Income Taxes [Line Items]
Income tax benefit related to settlement									(80,000)
Sysco Corporation [Member]
Income Taxes [Line Items]
Termination fees in connection with termination of acquisition agreement									$ 300,000	$ 288,000	300,000
Research and Development Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Minimum tax credit carryforwards	5,000										5,000
Other Tax Benefits [Member]
Income Taxes [Line Items]
Unrecognized tax benefits	36,000				$ 39,000						36,000	$ 39,000	$ 51,000
Federal [Member]
Income Taxes [Line Items]
Deferred tax assets, related to federal and state net operating losses	47,000										47,000
Minimum tax credit carryforwards	7,000										7,000
Valuation allowance	62,000										62,000
State [Member]
Income Taxes [Line Items]
Deferred tax assets, related to federal and state net operating losses	83,000										83,000
Minimum tax credit carryforwards	5,000										5,000
Valuation allowance	$ 90,000										$ 90,000